PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 665	$ 511